INITIAL PUBLIC OFFERING - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 08, 2021	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.5
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, Value, Issued for services		$ 1,437,500	$ 1,437,500
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,750,000
Purchase price, per unit	$ 10
Proceeds from Issuance Initial Public Offering	$ 287,500,000
Offering costs	23,566,497
Stock issued during period, Value, Issued for services	7,677,450
Share transfer between related parties, Value	221,018
Offering costs	23,566,497
Deferred underwriting commissions	10,062,500
Fair value of the representative shares	1,437,500
Other offering costs	4,168,029
Initial Public Offering | Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of the representative shares	7,677,450
Initial Public Offering | Officers and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of the representative shares	$ 221,018
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Initial Public Offering | Class A Common Stock | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5